Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-41970
Entity Registrant Name	Lotus Technology Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 800 Century Avenue
Entity Address, Adress Line Two	Pudong District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	642,089,875
Entity Central Index Key	0001962746
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Grant Thornton Zhitong Certified Public Accountants LLP	KPMG Huazhen LLP	KPMG Huazhen LLP
Auditor Location	Shanghai, China	Hangzhou, China	Hangzhou, China
Auditor Firm ID	1487	1186	1186
ADR
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares (each representing one ordinary share, par value US$0.00001 per share)
Trading Symbol	LOT
Security Exchange Name	NASDAQ
Warrants
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	LOTWW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No. 800 Century Avenue
Entity Address, Adress Line Two	Pudong District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Contact Personnel Name	Daxue Wang
Contact Personnel Email Address	ir@group-lotus.com